Note 8 - Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
8.	Accrued Liabilities

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2011	2012

Interest on long-term debt	1,377,794	1,295,929
Administrative expenses	419,027	306,058
Vessel operating and voyage expenses	2,952,341	1,253,183
Total	4,749,162	2,855,170